Restructuring, Repositioning, And Efficiency (Schedule Of Restructuring And Repositioning Liability) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	81 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Expense [Member]	Dec. 31, 2012 Expense [Member]	Dec. 31, 2011 Expense [Member]	Dec. 31, 2013 Liability [Member]	Dec. 31, 2012 Liability [Member]	Dec. 31, 2011 Liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and repositioning reserve balance, Beginning balance						$ 19,775	$ 12,026	$ 9,108
Severance and other employee related costs		104,384	3,691	22,897	16,614
Severance and other employee cost reserve						3,691	22,897	16,614
Facility consolidation costs	5,000	40,827	131	46	1,909
Reserve for facility consolidation costs						131	46	1,909
Other exit costs, professional fees, and other		19,165	0	111	108
Other exit costs, professional fees, and other						0	111	108
Total accrued Expense			3,822	23,054	18,631
Total accrued Liability						23,597	35,080	27,739
Payments related to: Severance and other employee costs						19,051	12,138	11,464
Payments related to: Facility consolidation costs						677	1,884	2,457
Payments related to: Other exit costs, professional fees, and other						0	15	111
Accrual reversals						743	1,268	1,681
Restructuring and repositioning reserve balance, Ending balance						3,126	19,775	12,026
Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales		26,002	2,192	2,635	0
(Gains)/losses on divestitures		(718)	(1,000)	(865)	(11,361)
Impairment of premises and equipment		22,782	385	22	478
Impairment of intangible assets		48,231	0	0	10,100
Impairment of other assets		40,504	0	12	0
Other		7,478	(96)	0	9,040
Total other restructuring and repositioning expense			1,481	1,804	8,257
Total restructuring and repositioning charges		$ 316,327	$ 5,303	$ 24,858	$ 26,888